Income Tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total tax expense	$ 631	$ 1,914	$ 507	$ 5,265
Effective tax rate	2.10%	3.50%	1.20%	8.30%